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     SUPPLEMENT NO. 2 dated April 23, 2004

TO   PROSPECTUS dated August 1, 2003

FOR  STATE STREET RESEARCH HIGH INCOME FUND
     A SERIES OF STATE STREET RESEARCH INCOME TRUST

     INVESTMENT MANAGEMENT

     "Effective April 2004, the last paragraph under the caption "Investment Management" at page 10 of the prospectus is revised in its entirety as follows:

     Donald DeVeuve has been responsible for the fund's day-to-day portfolio management since July 2001. Mr. DeVeuve, a senior vice president, joined the firm in 1995 and has worked as an investment professional since 1985."



                                                                   HI-8565-0404
[STATE STREET RESEARCH LOGO]                     Control Number:(exp0804)SSR-LD
                                                                          40503